                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21342
                                  ---------------------------------------------

               Lehman Brothers First Trust Income Opportunity Fund
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       399 Park Ave., New York, NY                             10022
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

 Bradley Tank, Chief Executive Officer of Lehman Brothers Asset Management Inc.
                        399 Park Ave., New York, NY 10022
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 526-7000
                                                   ----------------------------

Date of fiscal year end:  12/31/2004
                         ------------------------

Date of reporting period: 12/31/2004
                         ------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The annual report for the period January 1, 2004 through December 31, 2004 is filed herewith.

ANNUAL REPORT 2004


LEHMAN BROTHERS
FIRST TRUST INCOME
OPPORTUNITY FUND

[GRAPHIC]


LEHMAN BROTHERS

CONTENTS

Chairman's and President's Letter                  2

Portfolio Manager's Report                         3

Fund Overview                                      4

Schedule of Investments                            5

Notes to Schedule of Investments                  15

Statement of Assets and Liabilities               16

Statement of Operations                           17

Statements of Changes in Net Assets               18

Financial Highlights                              19

Notes to Financial Statements                     20

Report of Independent Registered
  Public Accounting Firm                          25

Dividend Reinvestment Plan (Unaudited)            26

Trustees and Officers Table (Unaudited)           27

CHAIRMAN'S AND PRESIDENT'S LETTER

Dear Shareholder:

We are pleased to present to you this annual report of the Lehman Brothers First Trust Income Opportunity Fund for the year ended December 31, 2004. The report includes portfolio commentary, a listing of the Fund's investments, and its financial statements for the reporting period.

In the bond market, 2004 proved to be a bumpy but ultimately gratifying time, as bonds advanced for the fifth consecutive year in spite of a concerted effort by the Federal Reserve to tighten monetary conditions. High-yield bonds, in particular, generated strong gains for the year as their spreads over Treasuries narrowed steadily, reflecting healthy economic conditions as well as stronger corporate balance sheets.

The Fund's investment objective is to seek high total return through income plus capital appreciation. The Fund pursues this investment objective by investing primarily in high-yield debt securities.* In seeking to achieve its investment objective, the Fund employs leverage through the issuance of Money Market Cumulative Preferred Shares. As noted in the accompanying Notes to the Financial Statements, the use of leverage can enhance the return of the Fund, but also involves a certain degree of risk for holders of common shares (Note #9).

Portfolio manager Ann H. Benjamin and her team of experienced investment professionals at Lincoln Capital manage the portfolio. A review of the portfolio's performance and Ann's outlook for the high-yield markets may be found on the following page. Ann and her team take a proactive approach to high-yield asset management and integrate detailed security and industry analysis within the context of a global economic outlook. Ann's research analysts are industry specialists who carry out independent primary research on companies and industries. In addition to seeking value from specific issue selections, they also implement strategies seeking to take advantage of valuation opportunities across industry sectors and credit quality tiers.

We thank you for your trust in Lehman Brothers Asset Management and Lincoln Capital. We will continue to do our best to keep earning it.

Sincerely,

/s/ Kurt A. Locher                         /s/ Brad Tank

Kurt A. Locher                             Brad Tank
CHAIRMAN AND TRUSTEE                       PRESIDENT

----------
* Portfolios that invest in bonds and other fixed income securities can provide regular income and have historically been less volatile than most stock funds. However, they are subject to risks including credit risk, default on principal or interest payments and interest rate fluctuations. High-yield bonds, also known as "junk bonds," are subject to additional risks such as the increased risk of default.

PORTFOLIO MANAGER'S REPORT

For the annual reporting period ended December 31, 2004, the Lehman Brothers First Trust Income Opportunity Fund (NYSE: LBC) returned 11.99% on a Net Asset Value (NAV) basis and 15.48% on a market value basis.

High-yield bonds* generated strong gains for the year as their spreads over Treasuries narrowed, reflecting healthy economic conditions, as well as stronger corporate balance sheets. The first half of 2004 was marked by ups and downs in the high-yield market. The Lehman Brothers U.S. High Yield Index rose more than 3% in the first few weeks of January, before falling back modestly due to an increase in issuance. Returns stabilized in March, helped by declining Treasury rates, but declined again in April and May. However, the winds shifted in June, as an improving economy combined with relatively benign inflation news and only a "measured" tightening campaign by the Federal Reserve, helped to lift the high-yield market over the rest of 2004.

Over the 12-month reporting period, the sectors that contributed to our outperformance versus the benchmark included Gaming, Media, Metals and Mining, Health Care, and Cable. The sectors that detracted from results were Wireless, Restaurants, and Telecommunications, all of which underperformed primarily due to issue selection.

Looking ahead, we believe that the high-yield market will continue its strong performance. However, if the Federal Reserve decides to raise interest rates more aggressively, a subsequent rise in U.S. Treasury rates may negatively affect overall high-yield returns. In addition, an adverse increase in short-term interest rates would increase the cost of the outstanding Money Market Preferred Shares issued by the Fund and thus could negatively impact the performance of the Fund. The good news is that, even with healthy new issuance, we anticipate a reasonable level of investor demand for high-yield securities, particularly from pension plan sponsors.

Fundamental business knowledge, credit research and proprietary financial modeling have been essential to our record in managing this portfolio. Relative value analysis across issuers, business sectors, and credit sectors drives our portfolio positioning. By maintaining this investment approach, we will seek to continue providing high total returns to our shareholders.

Sincerely,

/s/ Ann H. Benjamin

Ann H. Benjamin
PORTFOLIO MANAGER

----------
Past performance is not indicative of future results.
* Portfolios that invest in bonds and other fixed income securities can provide regular income and have historically been less volatile than most stock funds. However, they are subject to risks including credit risk, default on principal or interest payments and interest rate fluctuations. High-yield bonds, also known as "junk bonds," are subject to additional risks such as the increased risk of default.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

FUND OVERVIEW (AS OF 12/31/04)(1)

PERFORMANCE HIGHLIGHTS

                                  NOVEMBER 30-    Q4    YEAR    CUMULATIVE TOTAL RETURN
                  INCEPTION DATE   DEC 31, 2004   2004   2004        SINCE INCEPTION
                  --------------   ------------   ----   -----   ----------------------
   NAV                  07/28/03           1.99%  6.52%  11.99%                   26.24%
   Market Price         07/28/03           3.26%  6.24%  15.48%                   27.57%

FUND FACTS

   Ticker                                                  NYSE: LBC
   Market Price (12/31/2004)                            $      16.48
   Net Asset Value (NAV)                                $      15.58
   Premium / (Discount)                                         5.78%
   Shares outstanding:                                    12,239,390
   CUSIP number:                                         525178 10 9
   Inception Date:                                           7/28/03

PORTFOLIO CHARACTERISTICS

   Portfolio Turnover                                         106.76%
   Expense Ratio                                                1.48%
   Wtd. Avg. Maturity                                     8.36 Years
   Average Coupon                                               8.65%
   Average Credit Quality                                          B
   Portfolio Composition -- % High Yield                       97.40%

CAPITAL STRUCTURE AND LEVERAGE ($MM)

   Total Managed Assets                                 $      280.8
   Net Assets Attributable to Common Shares             $      190.7
   Net Assets Attributable to Preferred Shares          $       90.1
   Net Assets Attributable to Other Borrowings                    --
   Leverage (% of total net assets)                             32.1%

[CHART]

CREDIT QUALITY BREAKDOWN
(% OF TOTAL INVESTMENTS AND CASH)(2)

Cash (AAA)                                                    0.5%
BBB                                                           6.4%
BB                                                           30.2%
B                                                            44.6%
CCC                                                          16.9%
Not Rated                                                     1.4%

[CHART]

MARKET PRICE AND NAV PERFORMANCE

                PRICE($)  NAV($)   PREMIUM/DISCOUNT(%)
                --------  ------   -------------------
 7/29/2003      $  15.00  $ 14.30                  4.9%
  8/8/2003      $  15.00  $ 14.16                  5.9%
 8/15/2003      $  15.10  $ 13.98                  8.0%
 8/22/2003      $  14.56  $ 14.39                  1.2%
 8/29/2003      $  14.45  $ 14.60                 -1.0%
  9/5/2003      $  14.75  $ 14.75                  0.0%
 9/12/2003      $  14.83  $ 14.93                 -0.7%
 9/19/2003      $  14.82  $ 14.90                 -0.5%
 9/26/2003      $  14.78  $ 14.92                 -0.9%
 10/3/2003      $  14.93  $ 14.87                  0.4%
10/10/2003      $  15.14  $ 15.00                  0.9%
10/17/2003      $  15.10  $ 14.95                  1.0%
10/24/2003      $  15.23  $ 14.80                  2.9%
10/31/2003      $  15.25  $ 14.88                  2.5%
 11/7/2003      $  15.27  $ 14.94                  2.2%
11/14/2003      $  15.48  $ 15.01                  3.1%
11/21/2003      $  15.14  $ 14.99                  1.0%
11/28/2003      $  15.26  $ 15.06                  1.3%
 12/5/2003      $  15.36  $ 15.34                  0.1%
12/12/2003      $  15.32  $ 15.43                 -0.7%
12/19/2003      $  15.43  $ 15.60                 -1.1%
12/26/2003      $  15.49  $ 15.46                  0.2%
12/31/2003      $  15.91  $ 15.51                  2.8%
  1/9/2004      $  15.79  $ 15.92                 -0.8%
 1/16/2004      $  16.59  $ 15.98                  3.8%
 1/23/2004      $  16.25  $ 15.95                  1.9%
 1/30/2004      $  16.10  $ 15.60                  3.2%
  2/6/2004      $  16.00  $ 15.31                  4.5%
 2/13/2004      $  16.52  $ 15.49                  6.6%
 2/20/2004      $  15.99  $ 15.22                  5.1%
 2/27/2004      $  16.17  $ 15.17                  6.6%
  3/5/2004      $  16.03  $ 15.27                  5.0%
 3/12/2004      $  16.22  $ 15.25                  6.4%
 3/19/2004      $  16.43  $ 15.12                  8.7%
 3/26/2004      $  16.02  $ 14.98                  6.9%
 3/31/2004      $  16.20  $ 15.09                  7.4%
  4/2/2004      $  16.16  $ 15.06                  7.3%
  4/8/2004      $  15.90  $ 15.16                  4.9%
 4/16/2004      $  14.82  $ 15.17                 -2.4%
 4/23/2004      $  14.90  $ 15.14                 -1.6%
 4/30/2004      $  14.71  $ 15.02                 -2.1%
  5/7/2004      $  14.39  $ 14.65                 -1.8%
 5/21/2004      $  13.87  $ 14.35                 -3.5%
 5/28/2004      $  14.94  $ 14.54                  2.8%
  6/4/2004      $  14.95  $ 14.54                  2.8%
 6/10/2004      $  14.98  $ 14.62                  2.5%
 6/18/2004      $  14.95  $ 14.71                  1.6%
 6/25/2004      $  14.75  $ 14.69                  0.4%
 6/30/2004      $  14.85  $ 14.67                  1.2%
  7/2/2004      $  14.94  $ 14.72                  1.5%
  7/9/2004      $  15.00  $ 14.85                  1.0%
 7/16/2004      $  15.20  $ 14.98                  1.5%
 7/23/2004      $  15.18  $ 14.85                  2.2%
 7/30/2004      $  15.15  $ 14.82                  2.2%
 8/13/2004      $  15.44  $ 14.81                  4.3%
 8/20/2004      $  15.55  $ 14.88                  4.5%
 8/27/2004      $  15.49  $ 14.85                  4.3%
 8/31/2004      $  15.58  $ 14.87                  4.8%
 8/13/2004      $  15.44  $ 14.81                  4.3%
 8/20/2004      $  15.55  $ 14.88                  4.5%
 8/27/2004      $  15.49  $ 14.85                  4.3%
 8/31/2004      $  15.58  $ 14.87                  4.8%
  9/3/2004      $  15.53  $ 14.91                  4.2%
 9/10/2004      $  15.73  $ 15.06                  4.4%
 9/17/2004      $  15.85  $ 15.11                  4.9%
 9/24/2004      $  15.67  $ 15.03                  4.3%
 10/1/2004      $  15.75  $ 15.03                  4.8%
10/15/2004      $  16.29  $ 15.20                  7.2%
10/22/2004      $  16.13  $ 15.08                  7.0%
10/29/2004      $  15.86  $ 15.32                  3.5%
 11/5/2004      $  16.30  $ 15.53                  5.0%
11/12/2004      $  16.10  $ 15.49                  3.9%
11/19/2004      $  16.35  $ 15.57                  5.0%
11/26/2004      $  16.34  $ 15.48                  5.6%
 12/3/2004      $  16.40  $ 15.43                  6.3%
12/10/2004      $  16.10  $ 15.55                  3.5%
12/17/2004      $  16.48  $ 15.63                  5.4%
12/23/2004      $  16.26  $ 15.55                  4.6%
12/31/2004      $  16.48  $ 15.58                  5.7%

[CHART]

TOP INDUSTRIES (% OF TOTAL INVESTMENTS)

Media Broadcasting & Publishing                              15.6%
Telephone Systems                                             6.1%
Entertainment & Leisure                                      11.0%
Electric Utilities                                           11.3%
Multiple Utilities                                            3.8%
Oil & Gas                                                     6.6%
Health Care Providers                                         3.8%
Transportation                                                4.4%
Commercial Services                                           4.7%
Chemicals                                                     3.9%
Other                                                        28.8%

[CHART]

MATURITY BREAKDOWN
(% OF TOTAL INVESTMENTS AND CASH)

LESS THAN 1 Year                                              0.5%
1-3 Years                                                     2.9%
3-5 Years                                                    12.8%
5-7 Years                                                    29.3%
7-10 Years                                                   42.8%
10+ Years                                                    11.7%

----------
1. High yield bonds are lower quality debt instruments also known as "junk bonds". Such instruments entail greater risks than those found in higher quality securities.
2.   Percentages compiled using the highest rating for each security.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004

PRINCIPAL                                                                            S&P       MOODY'S         FITCH
 AMOUNT       DESCRIPTION                                                       RATINGS*      RATINGS*      RATINGS*      VALUE(a)
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT--143.1% OF TOTAL NET ASSETS

              AIRLINES--2.6%

$ 4,985,000   Delta Airlines, Inc., Series 2000-1, Class A2
              7.570%, 11/18/2010                                                     BBB            Ba             B   $ 4,917,225

              AUTOMOTIVE--3.6%

  2,000,000   Dana Corp., Note
              7.000%, 3/01/2029                                                      BBB            Ba           BBB     1,995,000
  2,000,000   General Motors Acceptance Corp., Note
              8.000%, 11/01/2031                                                     BBB           Baa           BBB     2,055,770
  2,685,000   Navistar International Corp., Senior Note
              7.500%, 6/15/2011                                                       BB            Ba            BB     2,879,662
                                                                                                                         6,930,432

              BEVERAGES, FOOD & TOBACCO--1.3%

  1,000,000   Del Monte Corp., Senior Subordinated Note
              8.625%, 12/15/2012                                                       B             B            BB     1,120,000
  1,250,000   Dole Food, Inc., Senior Note
              8.625%, 5/01/2009                                                        B             B             B     1,359,375
                                                                                                                         2,479,375

              BUILDING MATERIALS--0.9%

  1,595,000   THL Buildco, Inc., Senior Subordinated Note, 144A
              8.500%, 9/01/2014                                                        B             B            NR     1,666,775

              CHEMICALS--5.5%

  3,375,000   Equistar Chemicals, LP/Equistar Funding Corp., Senior Note
              10.625%, 5/01/2011                                                       B             B             B     3,915,000
  1,195,000   Huntsman LLC, Senior Secured Note
              11.625%, 10/15/2010                                                      B             B            NR     1,413,087
  2,545,000   Methanex Corp., Senior Note
              8.750%, 8/15/2012                                                      BBB            Ba           BBB     2,971,287
  2,000,000   Millennium Chemicals, Inc., Senior Note
              9.250%, 6/15/2008                                                        B             B             B     2,275,000
                                                                                                                        10,574,374

              COAL--0.2%

    310,000   Peabody Energy Corp., Senior Note
              5.875%, 4/15/2016                                                       BB            Ba            BB       308,450

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P       MOODY'S         FITCH
 AMOUNT       DESCRIPTION                                                       RATINGS*      RATINGS*      RATINGS*      VALUE(a)
----------------------------------------------------------------------------------------------------------------------------------
              COMMERCIAL SERVICES--6.8%

$ 1,265,000   Allied Waste North America, Inc., Senior Secured Note
              8.875%, 4/01/2008                                                       BB             B            BB   $ 1,353,550
  1,424,000   Coinmach Corp., Senior Note
              9.000%, 2/01/2010                                                      CCC             B            NR     1,488,080
  3,105,000   Monitronics International, Inc., Senior Subordinated Note
              11.750%, 9/01/2010                                                       B             B            NR     3,388,331
  2,960,000   Muzak LLC/Muzak Finance Corp., Senior Note
              10.000%, 2/15/2009                                                     CCC           Caa            NR     2,756,500
  3,940,000   Muzak LLC/Muzak Finance Corp.,
              Senior Subordinated Note
              9.875%, 3/15/2009                                                      CCC           Caa            NR     2,753,075
  1,070,000   UGS Corp., Senior Subordinated Note, 144A
              10.000%, 6/01/2012                                                       B             B            NR     1,217,125
                                                                                                                        12,956,661

              COMMUNICATIONS--4.1%

  1,000,000   L-3 Communications Corp., Senior Subordinated Note
              7.625%, 6/15/2012                                                       BB            Ba            BB     1,097,500
  2,305,000   Language Line, Inc., Note
              11.125%, 6/15/2012                                                     CCC           Caa            NR     2,443,300
  2,005,000   PanAmSat Corp., Senior Note, 144A
              9.000%, 8/15/2014                                                        B             B            NR     2,238,081
  2,900,000   PanAmSat Holding Corp., Senior Note,144A
              0.000%/10.375%, 11/01/2014 (c)                                           B           Caa            NR     1,993,750
                                                                                                                         7,772,631

              COMPUTERS--0.2%

    440,000   Unisys Corp., Senior Note
              6.875%, 3/15/2010                                                       BB            Ba           BBB       470,800

              CONTAINERS & PACKAGING--4.0%

    510,000   Crown European Holdings SA, Senior Secured Note
              9.500%, 3/01/2011                                                        B             B            NR       581,400
  3,160,000   Crown European Holdings SA, Senior Secured Note
              10.875%, 3/01/2013                                                       B             B            NR     3,736,700
  3,000,000   Owens-Brockway Glass Container, Senior Secured Note
              8.750%, 11/15/2012                                                      BB             B             B     3,382,500
                                                                                                                         7,700,600

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P       MOODY'S         FITCH
 AMOUNT       DESCRIPTION                                                       RATINGS*      RATINGS*      RATINGS*      VALUE(a)
----------------------------------------------------------------------------------------------------------------------------------
              COSMETICS & PERSONAL CARE--1.0%

$ 1,755,000   Playtex Products, Inc., Senior Secured Note
              8.000%, 3/01/2011                                                        B             B            NR   $ 1,917,337

              ELECTRIC UTILITIES--16.2%

  4,305,000   AES Corp. (The), Senior Secured Note, 144A
              8.750%, 5/15/2013                                                        B             B            BB     4,891,556
  3,215,000   Calpine Corp., Senior Note, 144A
              9.625%, 9/30/2014                                                        B            NR             B     3,327,525
  1,635,000   Calpine Corp., Senior Secured Note, 144A
              8.750%, 7/15/2013                                                        B            NR             B     1,348,875
  2,720,000   Calpine Corp., Senior Secured Note, 144A
              9.875%, 12/01/2011                                                       B            NR             B     2,380,000
  2,250,000   CMS Energy Corp., Senior Note
              7.750%, 8/01/2010                                                        B             B             B     2,460,937
  1,060,000   CMS Energy Corp., Senior Note
              9.875%, 10/15/2007                                                       B             B             B     1,184,550
    440,000   Edison Mission Energy Corp., Senior Note
              9.875%, 4/15/2011                                                        B             B             B       521,400
  1,785,000   Midwest Generation LLC, Senior Secured Note
              8.750%, 5/01/2034                                                        B             B             B     2,025,975
  1,410,000   Mission Energy Holding Co., Senior Secured Note
              13.500%, 7/15/2008                                                     CCC             B             B     1,758,975
  3,610,000   Reliant Resources, Inc., Senior Secured Note
              9.500%, 7/15/2013                                                        B             B            BB     4,101,862
    500,000   TECO Energy, Inc., Note
              7.000%, 5/01/2012                                                       BB            Ba            BB       546,250
  4,000,000   TECO Energy, Inc., Note
              7.500%, 6/15/2010                                                       BB            Ba            BB     4,420,000
  1,950,000   Texas Genco LLC/Texas Genco Financing Corp.,
              Senior Note, 144A
              6.875%, 12/15/2014                                                       B             B            NR     2,015,812
                                                                                                                        30,983,717

              ELECTRICAL EQUIPMENT--0.9%

  1,700,000   Hexcel Corp., Senior Subordinated Note
              9.750%, 1/15/2009                                                      CCC           Caa            NR     1,768,000

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P       MOODY'S         FITCH
 AMOUNT       DESCRIPTION                                                       RATINGS*      RATINGS*      RATINGS*      VALUE(a)
----------------------------------------------------------------------------------------------------------------------------------
              ELECTRONICS--1.9%

$ 1,675,000   Freescale Semiconductor, Inc., Senior Note
              7.125%, 7/15/2014                                                       BB            Ba            BB   $ 1,817,375
  1,720,000   Xerox Corp., Note
              7.625%, 6/15/2013                                                        B            Ba            BB     1,887,700
                                                                                                                         3,705,075

              ENTERTAINMENT & LEISURE--15.8%

  2,215,000   AMF Bowling Worldwide, Inc., Senior Subordinated Note
              10.000%, 3/01/2010                                                     CCC             B             B     2,364,512
  2,500,000   Blockbuster, Inc., Senior Subordinated Note, 144A
              9.000%, 9/01/2012                                                        B             B             B     2,468,750
  2,160,000   Choctaw Resort Development Enterprise, Senior Note, 144A
              7.250%, 11/15/2019                                                      BB             B            NR     2,181,600
  3,165,000   Chukchansi Economic Development Authority,
              Senior Note, 144A
              14.500%, 6/15/2009                                                      NR            NR            NR     3,987,900
  2,000,000   Chumash Casino & Resort Enterprise, Senior Note, 144A
              9.000%, 7/15/2010                                                       BB            Ba            NR     2,215,000
  3,130,000   Hollywood Entertainment Corp., Senior Subordinated Note
              9.625%, 3/15/2011                                                        B             B            NR     3,317,800
  2,230,000   Marquee, Inc., Senior Note, 144A
              8.625%, 8/15/2012                                                        B             B            NR     2,464,150
    360,000   Mohegan Tribal Gaming Authority, Senior
              Subordinated Note
              8.000%, 4/01/2012                                                        B            Ba            NR       390,600
  1,295,000   Royal Caribbean Cruises, Ltd., Senior Note
              7.500%, 10/15/2027                                                      BB            Ba            NR     1,413,169
  1,510,000   Seneca Gaming Corp., Senior Note
              7.250%, 5/01/2012                                                       BB             B            NR     1,589,275
  3,510,000   Station Casinos, Inc., Senior Subordinated Note
              6.875%, 3/01/2016                                                        B             B            NR     3,654,787
  1,210,000   Turning Stone Casino Resort Enterprise, Senior Note, 144A
              9.125%, 12/15/2010                                                       B             B            NR     1,309,825
  2,560,000   WMG Holdings Corp., Senior Note, 144A
              0.000%/9.500%, 12/15/2014 (c)                                            B           Caa            NR     1,635,200
  1,185,000   Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
              Note, 144A
              6.625%, 12/01/2014                                                       B             B            NR     1,173,150
                                                                                                                        30,165,718

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P       MOODY'S         FITCH
 AMOUNT       DESCRIPTION                                                       RATINGS*      RATINGS*      RATINGS*      VALUE(a)
----------------------------------------------------------------------------------------------------------------------------------
              FINANCE & INSURANCE--0.7%

$ 1,215,000   Arch Western Finance LLC, Guaranteed Senior Note
              6.750%, 7/01/2013                                                       BB            Ba            NR   $ 1,254,487

              FOOD RETAILERS--1.5%

  2,705,000   Stater Brothers Holdings, Senior Note
              8.125%, 6/15/2012                                                       BB             B            NR     2,860,538

              FOREST PRODUCTS & PAPER--2.3%

    665,000   Abitibi-Consolidated, Inc., Guaranteed Note
              6.000%, 6/20/2013                                                       BB            Ba            NR       634,244
  1,260,000   Georgia-Pacific Corp., Note
              7.750%, 11/15/2029                                                      BB            Ba            BB     1,411,200
  2,000,000   Georgia-Pacific Corp., Senior Note
              8.875%, 2/01/2010                                                       BB            Ba            BB     2,327,500
                                                                                                                         4,372,944

              HEALTH CARE PROVIDERS--5.4%

  2,305,000   HCA, Inc., Note
              7.500%, 11/06/2033                                                      BB            Ba            BB     2,351,407
  1,705,000   Spheris, Senior Subordinated Note, 144A
              11.000%, 12/15/2012                                                    CCC           Caa            NR     1,747,625
  2,500,000   US Oncology, Inc., Senior Note, 144A
              9.000%, 8/15/2012                                                        B             B            NR     2,793,750
    535,000   US Oncology, Inc., Senior Subordinated Note, 144A
              10.750%, 8/15/2014                                                       B             B            NR       619,263
  2,585,000   Vanguard Health Holding Co. II, Senior
              Subordinated Note, 144A
              9.000%, 10/01/2014                                                     CCC           Caa            NR     2,765,950
                                                                                                                        10,277,995

              HEAVY MACHINERY--2.4%

  3,310,000   Mueller Group, Inc., Senior Subordinated Note
              10.000%, 5/01/2012                                                       B           Caa            NR     3,607,900
  1,280,000   Mueller Holdings, Inc., Senior Note, Step-Up
              0.000%/14.750%, 4/15/2014 (c)                                            B            NR            NR       876,800
                                                                                                                         4,484,700

              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES--1.4%

    655,000   Beazer Homes USA, Inc., Senior Note
              8.375%, 4/15/2012                                                       BB            Ba            BB       720,500

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P       MOODY'S         FITCH
 AMOUNT       DESCRIPTION                                                       RATINGS*      RATINGS*      RATINGS*      VALUE(a)
----------------------------------------------------------------------------------------------------------------------------------
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES--CONTINUED

$   560,000   K Hovnanian Enterprises, Inc., Senior Note
              8.000%, 4/01/2012                                                       BB            Ba            BB   $   611,800
  1,255,000   Standard-Pacific Corp., Senior Note
              7.750%, 3/15/2013                                                       BB            Ba            NR     1,355,400
                                                                                                                         2,687,700

              MEDIA - BROADCASTING & PUBLISHING--22.4%

  3,295,000   Charter Communications Holdings, Inc., Senior Note
              10.000%, 5/15/2011                                                     CCC            Ca           CCC     2,817,225
  2,435,000   Charter Communications Operating LLC/Charter
              Communications Capital Corp., Senior Note, 144A
              8.000%, 4/30/2012                                                        B             B             B     2,532,400
  1,835,000   CSC Holdings, Inc., Series B, Senior Note
              8.125%, 8/15/2009                                                       BB             B            BB     2,007,031
     97,000   Dex Media East LLC/Dex Media East Finance Co.,
              Guaranteed Note
              12.125%, 11/15/2012                                                      B             B             B       118,219
  1,000,000   Dex Media East LLC/Dex Media East Finance Co.,
              Senior Note
              9.875%, 11/15/2009                                                       B             B             B     1,138,750
  1,545,000   Dex Media, Inc., Note
              8.000%, 11/15/2013                                                       B             B           CCC     1,672,463
  2,275,000   Echostar DBS Corp., Senior Note, 144A
              6.625%, 10/01/2014                                                      BB            Ba            BB     2,303,438
    795,000   Houghton Mifflin Co., Senior Note
              8.250%, 2/01/2011                                                        B             B             B       846,675
  2,195,000   Houghton Mifflin Co., Senior Subordinated Note
              9.875%, 2/01/2013                                                        B           Caa           CCC     2,403,525
  7,300,000   Ono Finance PLC, Note
              14.000%, 2/15/2011                                                     CCC           Caa             B     8,395,000
  1,265,000   Paxson Communications Corp., Senior Subordinated Note
              10.750%, 7/15/2008                                                     CCC           Caa            NR     1,328,250
  7,330,000   Paxson Communications Corp., Senior Subordinated Note
              0.000%/12.250%, 1/15/2009 (c)                                          CCC           Caa            NR     6,853,550
  2,490,000   RH Donnelley Finance Corp. I, Senior Subordinated Note
              10.875%, 12/15/2012                                                      B             B            NR     2,956,875
  1,325,000   Rogers Cable, Inc., Senior Secured Note
              6.250%, 6/15/2013                                                       BB            Ba            NR     1,328,313
  1,990,000   Rogers Cable, Inc., Senior Secured Note
              7.875%, 5/01/2012                                                       BB            Ba            NR     2,179,050

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P       MOODY'S         FITCH
 AMOUNT       DESCRIPTION                                                       RATINGS*      RATINGS*      RATINGS*      VALUE(a)
----------------------------------------------------------------------------------------------------------------------------------
              MEDIA - BROADCASTING & PUBLISHING--CONTINUED

$ 1,435,000   Rogers Cable, Inc., Senior Secured Note
              8.750%, 5/01/2032                                                       BB            Ba            NR   $ 1,592,850
    700,000   Young Broadcasting, Inc., Senior Subordinated Note
              8.750%, 1/15/2014                                                      CCC           Caa            NR       705,250
  1,350,000   Young Broadcasting, Inc., Senior Subordinated Note
              10.000%, 3/01/2011                                                     CCC           Caa            NR     1,441,125
                                                                                                                        42,619,989

              MEDICAL SUPPLIES--0.8%

  2,500,000   CDRV Investors, Inc., Note, 144A
              0.000%/9.625%, 1/01/2015 (c)                                             B           Caa            NR     1,553,125

              METALS--3.6%

  3,005,000   AK Steel Corp., Guaranteed Senior Note
              7.750%, 6/15/2012                                                        B             B            NR     3,095,150
  3,270,000   IPSCO, Inc., Senior Note
              8.750%, 6/01/2013                                                       BB            Ba            NR     3,744,150
                                                                                                                         6,839,300

              MULTIPLE UTILITIES--5.5%

  2,650,000   Coastal Corp., Note
              7.750%, 6/15/2010                                                      CCC           Caa            NR     2,769,250
  3,630,000   Coastal Corp., Senior Note
              9.625%, 5/15/2012                                                      CCC           Caa            NR     4,029,300
  1,280,000   El Paso Natural Gas Co., Note
              8.375%, 6/15/2032                                                        B             B            NR     1,425,600
  1,985,000   El Paso Natural Gas Co., Senior Note
              7.625%, 8/01/2010                                                        B             B            NR     2,173,575
                                                                                                                        10,397,725

              OIL & GAS--9.4%

    390,000   Chesapeake Energy Corp., Senior Note
              6.875%, 1/15/2016                                                       BB            Ba            BB       408,525
  1,595,000   Chesapeake Energy Corp., Senior Note
              7.000%, 8/15/2014                                                       BB            Ba            BB     1,698,675
  1,000,000   Enterprise Products Operating, LP, Senior Note
              6.875%, 3/01/2033                                                       BB           Baa           BBB     1,062,867
    840,000   Forest Oil Corp., Senior Note
              7.750%, 5/01/2014                                                       BB            Ba            NR       913,500
  1,710,000   Forest Oil Corp., Senior Note
              8.000%, 12/15/2011                                                      BB            Ba            NR     1,953,675

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P       MOODY'S         FITCH
 AMOUNT       DESCRIPTION                                                       RATINGS*      RATINGS*      RATINGS*      VALUE(a)
----------------------------------------------------------------------------------------------------------------------------------
              OIL & GAS--CONTINUED

$   500,000   Newfield Exploration Co., Senior Note
              7.625%, 3/01/2011                                                       BB            Ba            NR   $   562,500
  3,000,000   Newfield Exploration Co., Senior Subordinated Note
              8.375%, 8/15/2012                                                       BB            Ba            NR     3,360,000
  3,250,000   Petroleos Mexicanos, Global Guaranteed Note
              9.500%, 9/15/2027                                                      BBB           Baa           BBB     4,078,750
  2,245,000   Transcontinental Gas Pipe Line Corp., Note
              7.250%, 12/01/2026                                                       B            Ba            BB     2,441,438
  1,370,000   Vintage Petroleum, Inc., Senior Note
              8.250%, 5/01/2012                                                       BB            Ba            NR     1,510,425
                                                                                                                        17,990,355

              PHARMACEUTICALS--3.7%

  4,870,000   Biovail Corp., Senior Subordinated Note
              7.875%, 4/01/2010                                                       BB             B            NR     5,040,450
  1,915,000   Elan Finance PLC/Elan Finance Corp., Senior Note, 144A
              7.750%, 11/15/2011                                                       B             B            NR     2,039,475
                                                                                                                         7,079,925

              RESTAURANTS--0.1%

    215,000   Carrols Corp., Senior Subordinated Note, 144A
              9.000%, 1/15/2013                                                        B             B            NR       222,525

              RETAILERS--2.2%

  2,330,000   Amscan Holdings, Inc., Senior Subordinated Note
              8.750%, 5/01/2014                                                        B             B            NR     2,330,000
    585,000   Jean Coutu Group, Inc., Senior Note, 144A
              7.625%, 8/01/2012                                                        B             B            NR       618,638
  1,245,000   Jean Coutu Group, Inc., Senior Subordinated Note, 144A
              8.500%, 8/01/2014                                                        B             B            NR     1,276,125
                                                                                                                         4,224,763

              TELEPHONE SYSTEMS--8.8%

  3,425,000   Centennial Cellular Operating Co./Centennial
              Communications Corp., Guaranteed Senior Note
              10.125%, 6/15/2013                                                     CCC           Caa            NR     3,844,563
  3,840,000   Dobson Communications Corp., Senior Note
              8.875%, 10/01/2013                                                     CCC            Ca            NR     2,697,600
  2,525,000   LCI International, Inc., Senior Note
              7.250%, 6/15/2007                                                       NR            NR             B     2,455,563

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P       MOODY'S         FITCH
 AMOUNT       DESCRIPTION                                                       RATINGS*      RATINGS*      RATINGS*      VALUE(a)
----------------------------------------------------------------------------------------------------------------------------------
              TELEPHONE SYSTEMS--CONTINUED

$   750,000   Qwest Capital Funding, Inc., Note
              7.900%, 8/15/2010                                                        B           Caa             B   $   757,500
  2,000,000   Qwest Services Corp., Senior Subordinated Note, 144A
              13.500%, 12/15/2010                                                      B           Caa             B     2,405,000
  3,395,139   Receivables Structured Trust Corp., Note, 144A
              7.440%, 12/10/2006                                                      NR           Caa           CCC     3,471,529
    415,000   Rogers Wireless Communications, Inc.,
              Senior Secured Note, 144A
              7.250%, 12/15/2012                                                      BB            Ba            BB       439,900
    665,000   Rogers Wireless Communications, Inc.,
              Senior Secured Note, 144A
              7.500%, 3/15/2015                                                       BB            Ba            BB       701,575
                                                                                                                        16,773,230

              TEXTILES, CLOTHING & FABRICS--1.6%

  1,930,000   Broder Brothers, Senior Note
              11.250%, 10/15/2010                                                      B             B            NR     2,016,850
  1,000,000   Broder Brothers, Senior Note, 144A
              11.250%, 10/15/2010                                                      B             B            NR     1,045,000
                                                                                                                         3,061,850

              TRANSPORTATION--6.3%

  4,850,000   Grupo Transportacion Ferroviaria Mexicana SA de CV,
              Senior Note
              0.000%/11.750%, 6/15/2009 (c)                                            B             B             B     4,940,938
    220,000   Grupo Transportacion Ferroviaria Mexicana SA de CV,
              Senior Note
              12.500%, 6/15/2012                                                       B             B             B       256,850
    950,000   Kansas City Southern Railway Co., Senior Note
              9.500%, 10/01/2008                                                       B             B            NR     1,079,438
  3,390,000   Laidlaw International, Inc., Senior Note
              10.750%, 6/15/2011                                                       B             B            NR     3,957,825
    175,000   Stena AB, Note
              9.625%, 12/01/2012                                                      BB            Ba            NR       197,750
  1,525,000   Stena AB, Senior Note, 144A
              7.000%, 12/01/2016                                                      BB            Ba            NR     1,509,750
                                                                                                                        11,942,551

              TOTAL CORPORATE DEBT (IDENTIFIED COST $257,588,642)                                                      272,960,872

See accompanying notes to financial statements.

                                                                                     S&P       MOODY'S        FITCH
SHARES        DESCRIPTION                                                       RATINGS*      RATINGS*     RATINGS*      VALUE(a)
----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.4%

              MEDIA - BROADCASTING & PUBLISHING--0.4%

     11,400   Paxson Communications Corp.                                            CCC           Caa           NR  $     837,900

              TOTAL PREFERRED STOCKS (IDENTIFIED COST $963,506)                                                            837,900

              TOTAL INVESTMENTS--143.5%
              (IDENTIFIED COST $258,552,148)(b)                                                                        273,798,772
              Other Assets, Less Liabilities--3.7%                                                                       6,997,455
              Auction Market Preferred Shares plus cumulative unpaid dividends(47.2%)                                  (90,096,666)

              TOTAL NET ASSETS--100%                                                                                 $ 190,699,561

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004

   * Ratings of issues shown are not audited by Ernst & Young LLP.

 (a) See Note 2a of Notes to Financial Statements.

 (b) Federal Tax Information:
     At December 31, 2004, the net unrealized appreciation on investments based on cost of $258,650,293 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments in which there
     is an excess of value over tax cost                                                $ 16,974,125
     Aggregate gross unrealized depreciation for all investments in which there
     is an excess of tax cost over value                                                  (1,825,646)
     Net unrealized appreciation                                                        $ 15,148,479

 (c) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of 144A Securities amounted to $66,560,142 or 34.9% of net assets.
     Quality Profile (unaudited)
     The quality ratings of securities in the Fund as of December 31, 2004 were as follows:

                                                                PERCENT OF
                                                         TOTAL INVESTMENTS
               S&P RATING/MOODY'S RATING/FITCH RATING           AND CASH**
               BBB/Baa/BBB                                             6.4%
               BB/Ba/BB                                               30.2
               B/B/B                                                  44.6
               CCC/Caa/CCC                                            16.9
               NR (Not Rated) ***                                      1.4
               Cash                                                    0.5
                                                                     100.0%

 **  Percentages compiled using the highest rating for each security.

*** Securities not rated are of quality that is permitted to be invested in by the Fund.

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

ASSETS
   Investments at cost                                                                                            $   258,552,148
   Net unrealized appreciation                                                                                         15,246,624
        INVESTMENTS AT VALUE                                                                                          273,798,772

   Cash                                                                                                                 1,406,087
   Interest receivable                                                                                                  4,826,671
   Unrealized appreciation on swap contracts                                                                            1,080,000
   Prepaid expenses                                                                                                        63,449
        TOTAL ASSETS                                                                                                  281,174,979

LIABILITIES
   Management fees payable                                                                                                142,489
   Other accrued expenses                                                                                                 236,263
        TOTAL LIABILITIES                                                                                                 378,752

   MONEY MARKET CUMULATIVE PREFERRED SHARES (3,600 SHARES ISSUED AND OUTSTANDING)
        AT LIQUIDATION VALUE PLUS CUMULATIVE UNPAID DIVIDENDS                                                          90,096,666

NET ASSETS APPLICABLE TO COMMON SHARES                                                                            $   190,699,561

NET ASSETS CONSIST OF:
   Common Shares, no par value; unlimited number of shares authorized, 12,239,390 shares issued and outstanding   $   173,752,386
   Accumulated net realized gain on investments                                                                           620,551
   Net unrealized appreciation of investments and swap agreements                                                      16,326,624
        NET ASSETS APPLICABLE TO COMMON SHARES                                                                    $   190,699,561

COMPUTATION OF NET ASSET VALUE PER COMMON SHARE:
        NET ASSETS                                                                                                $   190,699,561

        COMMON SHARES ISSUED AND OUTSTANDING                                                                           12,239,390

        NET ASSET VALUE PER SHARE                                                                                 $         15.58

        MARKET VALUE (CLOSING PRICE PER SHARE ON THE NEW YORK STOCK EXCHANGE)                                     $         16.48

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME
   Interest                                                                                                       $    23,409,624
   Dividends                                                                                                              335,009
                                                                                                                       23,744,633

   Expenses
        Management fee                                                                                                  1,650,405
        Investor service fee                                                                                              137,534
        Trustees' fees and expenses                                                                                       100,685
        Custodian fee                                                                                                     310,495
        Audit and tax services                                                                                             43,230
        Legal fee                                                                                                         137,024
        Shareholder Reports                                                                                                 1,000
        Preferred shares auction                                                                                          232,619
        Insurance expense                                                                                                  93,005
        Miscellaneous                                                                                                      25,295
        TOTAL EXPENSES                                                                                                  2,731,292

        NET INVESTMENT INCOME                                                                                          21,013,341

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Realized gain (loss) on:
        Investments -- net                                                                                                477,437
        Interest rate swap contracts -- net                                                                              (255,313)
   Change in unrealized appreciation of:
        Investments -- net                                                                                                160,507
        Interest rate swap contracts -- net                                                                             1,080,000
   Net realized and unrealized gain on investments                                                                      1,462,631

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                22,475,972

LESS DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME                                                (1,380,048)

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS APPLICABLE TO COMMON SHARES                                                                            $    21,095,924

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        FOR THE PERIOD
                                                                                       YEAR ENDED       JULY 28, 2003*
                                                                                     DECEMBER 31,                   TO
                                                                                             2004    DECEMBER 31, 2003
FROM OPERATIONS:
   Net investment income                                                           $   21,013,341    $       7,542,906
   Net realized gain on investments and swaps                                             222,124            1,163,262
   Net change in unrealized appreciation of investments                                 1,240,507           15,086,117
   Dividends to preferred shareholders from net investment income                      (1,380,048)            (202,338)
   INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    21,095,924           23,589,947

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS
   Net investment income                                                              (19,016,408)          (7,356,716)
   Net realized gain on investments                                                    (1,173,302)            (192,270)
                                                                                      (20,189,710)          (7,548,986)

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
COMMON SHARE TRANSACTIONS:                                                                128,713          174,859,218
   Offering costs and underwriting discounts on preferred shares                            1,000           (1,236,545)
   TOTAL INCREASE IN NET ASSETS                                                         1,035,927          189,663,634

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
   Beginning of period                                                                189,663,634                    0
   End of period                                                                   $  190,699,561    $     189,663,634
   UNDISTRIBUTED NET INVESTMENT INCOME                                             $            0    $         343,688

*   Commencement of operations.

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

                                                                                                                   FOR THE PERIOD
                                                                                                     YEAR           JULY 28, 2003
                                                                                                    ENDED                 THROUGH
                                                                                             DECEMBER 31,            DECEMBER 31,
                                                                                                     2004                   2003*
NET ASSET VALUE, BEGINNING OF YEAR (COMMON SHARES)                                         $        15.51       $           14.33(a)
Net Investment Income (b)                                                                            1.72                    0.64
Net Realized and Unrealized Gain (Loss) on Investments                                               0.11                    1.31
Dividends to Preferred Shareholders from Net Investment Income                                      (0.11)                  (0.02)

TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                                   1.72                    1.93

Less Distributions to Common Shareholders
   From Net Investment Income                                                                       (1.55)                  (0.60)
   From Net Realized Gains                                                                          (0.10)                  (0.02)

TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                                          (1.65)                  (0.62)

Common Shares Offering Costs Charged to Paid-in Capital                                                --                   (0.03)
Preferred Shares Underwriting Commissions and Offering Costs Charged to Paid in Capital                --                   (0.10)

NET ASSET VALUE, END OF YEAR (COMMON SHARES)                                               $        15.58       $           15.51

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                                              $        16.48       $           15.91

Total Return on Net Asset Value (%)                                                                 11.99                   12.73(c)
Total Return on Market Value (%)                                                                    15.48                   10.47(d)

Ratio of Expenses (excluding interest expense) to Average Net Assets Applicable to
   Common Shares (%) (f)                                                                             1.48                    1.42(e)
Ratio of Interest Expense to Average Net Assets Applicable to Common Shares (%) (f)                    --                    0.19(e)
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (%) (f)            11.36                   10.00(e)
Portfolio Turnover Rate (%)                                                                        106.76                   32.08
Net Assets Applicable to Common Shares, End of the Year (000)                              $      190,700       $         189,644

MONEY MARKET CUMULATIVE PREFERRED SHARES
Preferred Shares Outstanding, End of Period (000)                                          $       90,000       $          90,000
Asset Coverage Per $1,000                                                                  $        3,119       $           3,107
Involuntary Liquidation Preference Per Share                                               $       25,000       $          25,000
Approximate Market Value Per Share                                                         $       25,000       $          25,000

*    Commencement of operations.
(a) Net asset value at beginning of period reflects the deduction from the $15.00 offering price of the sales load of $0.675 per share paid by the shareholder.
(b)  Calculated using average shares outstanding during the period.
(c) Total return on net asset value is calculated assuming a purchase at the offering price of $15.00 less the sales load of $0.675 paid by the shareholder on the first day and the ending net asset value per share and is not annualized.
(d) Total return on market value is calculated assuming a purchase at the offering price of $15.00 on the first day and a sale at the current market price on the day of the period and is not annualized.
(e)  Annualized.
(f) Expense and net investment income ratios include accumulated and unpaid dividends.

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2004

NOTE 1 -- ORGANIZATION

Lehman Brothers First Trust Income Opportunity Fund (the "Fund") was organized as a statutory trust under the laws of the state of Delaware on April 8, 2003, and is registered under the Investment Company act of 1940, as amended (the "1940 Act"), as a diversified, closed-end management investment company. Lehman Brothers Asset Management Inc. (the "Adviser") is investment adviser to the Fund. Lincoln Capital Fixed Income Management Company, LLC (a wholly owned subsidiary of Lehman Brothers Holdings Inc.) is the subadviser to the Fund. The Fund's common shares are listed on the New York Stock Exchange under the symbol LBC.

The Fund's investment objective is to seek high total return (income plus capital appreciation). The Fund will pursue its investment objective by investing its assets primarily in high yield debt securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A) VALUATION: Debt securities are valued using an independent pricing service approved by the Board of Trustees, which utilizes closing market prices, market quotations and transactions, quotations from dealers and various relationships among securities in determining value. Securities for which closing market prices or market quotations are not available or are not considered by the Adviser to be reflective of a security's market value, are valued at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Criteria considered in making this determination may include, but is not limited to, a review of other securities by the same issuer for which market quotations are available, recent bid and ask prices for the security, the issuer's position in and economic outlook of the industry and, if necessary, a review of similar securities in similar industries. Securities with remaining maturities of 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on securities, is recorded on the accrual basis. Realized gains and losses on investments are recorded on the basis of identified cost.

C) ORGANIZATION AND OFFERING COSTS: The Adviser has agreed to pay all organizational expenses and the amount by which the Fund's offering costs for common stock (other than sales load) exceeded $0.03 per share. Offering costs for common stock paid for the Fund were charged as a reduction of common stock paid-in-capital at the completion of the Fund's offering and amounted to $366,000.

Additionally, offering costs of approximately $337,000 incurred with respect to the issuance of Preferred Shares and paid by the Fund were charged as a reduction to common shares outstanding paid-in-capital at the completion of the Fund's preferred shares offering.

D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

E) REVERSE REPURCHASE AGREEMENTS: The Fund is permitted to enter into reverse repurchase agreements with banks or securities firms deemed creditworthy by the Adviser. A reverse repurchase agreement involves the sale of a security by the Fund, with an agreement to repurchase the same or substantially similar security at an agreed upon price and date. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. There were no reverse repurchase agreements outstanding at December 31, 2004.

F) SWAP AGREEMENTS: The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to these agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. At December 31, 2004, the Fund had the following open swap agreements:

  NOTIONAL AMOUNT    EXPIRATION DATE                        DESCRIPTION                       NET UNREALIZED APPRECIATION
-----------------    ---------------    --------------------------------------------------    ---------------------------
  $  22,500,000          03/15/06       Agreement with Citibank N.A. dated 03/11/04 to                  $  360,000
                                        pay the notional amount multiplied by 1.78% and
                                        to receive the notional amount multiplied by the
                                        1 month U.S. Dollars - London Interbank Offered
                                        Rate - British Bankers Association (USD - LIBOR -
                                        BBA) adjusted for compounding

  $  22,500,000          03/15/07       Agreement with Citibank N.A. dated 03/11/04 to                  $  545,000
                                        pay the notional amount multiplied by 2.27% and
                                        to receive the notional amount multiplied by the
                                        1 month U.S. Dollars - London Interbank Offered
                                        Rate - British Bankers Association (USD - LIBOR -
                                        BBA) adjusted for compounding

  $  22,500,000          09/28/07       Agreement with Citibank N.A. dated 09/24/04 to                  $  175,000
                                        pay the notional amount multiplied by 3.22% and
                                        to receive the notional amount multiplied by the
                                        1 month U.S. Dollars - London Interbank Offered
                                        Rate - British Bankers Association (USD - LIBOR -
                                        BBA) adjusted for compounding

NOTE 3 -- FEES AND TRANSACTIONS WITH RELATED PARTIES

The Fund pays all expenses incurred in connection with the operations of the Fund. These expenses, among others, include custodian and fund accounting and administrative fees, legal and audit fees, fees and expenses of the disinterested Trustees, registration fees, and printing expenses.

The Fund pays the Adviser a monthly fee computed at an annual rate of 0.60% of the Fund's average daily "Managed Assets" (net assets, including assets attributable to any outstanding preferred shares, plus the aggregate principal amount of any borrowings).

The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing certain administrative services to the Fund. The Adviser has retained Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), to serve as the sub-adviser of the Fund and to manage the Fund's investment portfolio. The Adviser compensates Lincoln Capital for its services as sub-adviser. The Adviser pays Lincoln Capital a monthly sub-advisory fee calculated at the following annual percentage rates of the Fund's average daily Managed Assets: 0.55% on the Fund's first $25 million of Managed Assets, 0.45% on the next $25 million of Managed Assets, 0.35% on the next $50 million of Managed Assets, and 0.30% on Managed Assets that are in excess of $100 million. The Adviser and Lincoln Capital are wholly owned subsidiaries of Lehman Brothers Holdings Inc., a publicly traded corporation.

First Trust Portfolio L.P. ("First Trust") serves as the Fund's distribution and marketing agent, and investor servicing agent. As the Fund's distribution and marketing agent, First Trust provides certain distribution and marketing services for the Fund's common shares including preparing marketing materials and presentations, developing contacts with brokers whose clients may have an interest in acquiring Fund shares and replying to information requests from prospective investors. In consideration for these services, First Trust receives a fee paid by the Adviser.

First Trust, as the investor servicing agent, developed and maintains a website for the Fund, assists in the review of shareholder materials, assists in the dissemination of the Fund's net asset value and market price, provides ongoing shareholder and account maintenance services, replies to information requests from shareholders and aids in secondary market support. In consideration for these services, the Fund pays First Trust a monthly fee computed at the annual rate 0.05% of the Fund's average daily Managed Assets. For the year ended December 31, 2004, the Fund paid First Trust, as the investor servicing agent, a fee equal to $137,534.

During the period July 28, 2003 (commencement of operations) through December 31, 2003, Lehman Brothers Inc., an affiliate of the Adviser, received underwriting commissions equal to $900,000 in connection with the offering of the Fund's preferred stock.

The Fund pays no compensation to its officers or to its Trustees who are interested Trustees of the Adviser or its affiliates.

NOTE 4 -- INVESTMENT IN SECURITIES

For the year ended December 31, 2004, purchases and sales of investments, other than short-term securities, aggregated $285,303,532 and $285,154,566, respectively.

NOTE 5 -- MONEY MARKET CUMULATIVE PREFERRED SHARES

The Fund is authorized to issue 3,750 Money Market Cumulative Preferred Shares ("MMP"), each without par value. On October 22, 2003, the Fund issued 3,600 MMP with proceeds of $90,000,000 in a public offering. The underwriting commissions and offering costs of $1,236,545 were incurred in connection with the offering and were charged directly to paid-in capital of the common shares. Dividends on the MMP are cumulative at a rate which was established at the offering and have been reset every twenty-eight days thereafter by an auction. The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%. For the year ended December 31, 2004, Lehman Government Securities, Inc., an affiliate of the Adviser, earned $225,617 in commissions.

The MMP are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The MMP are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund defaults on its asset maintenance requirements with respect to the MMP and fails to cure such a default within the time permitted. If the dividends on the MMP shall remain unpaid in an amount equal to two full years' dividends, the holders of the MMP, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the MMP and the common shares have equal voting rights of one vote per share, except that the holders of the MMP, as a separate class, have the right to elect at least two members of the Board of Trustees and to vote under certain other circumstances specified in the Fund's Amended By-Laws. The MMP have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the MMP as defined in the Fund's Amended By-Laws and the Investment Company Act of 1940.

NOTE 6 -- DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to make monthly distributions of net investment income to common shareholders, after payments of any dividends on outstanding MMP. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the MMP is generally twenty-eight days. For the year ended December 31, 2004, the dividend rates for MMP ranged from 1.09% to 2.45%. The dividend rate for MMP on December 31, 2004 was 2.45%. In addition, at least annually, the Fund intends to distribute net capital gains, if any. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

NOTE 7 -- SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the Trustees to issue an unlimited number of common shares for the Fund, each without par value. Transactions in common shares were as follows:

                                                                                                    FOR THE
                                                                                                    PERIOD
                                                                  YEAR ENDED                   JULY 28, 2003 (a)
                                                                 DECEMBER 31,                         TO
                                                                     2004                      DECEMBER 31, 2003
                                                         -----------------------------  -----------------------------
                                                           SHARES           AMOUNT         SHARES          AMOUNT
                                                         -------------   -------------  ------------    -------------
Shares purchased by investement adviser                             --   $          --         6,667    $     100,005
Initial Public Offering on July 28, 2003 (b)                        --              --    11,000,000      157,245,000
Purchase of additional shares by undewriters on
   August 22, 2003 and September 16, 2003 (c)                       --              --     1,200,000       17,154,000
Shares issued pursuant to the Fund's
   dividend reinvestment plan                                    8,448         128,713        24,275          360,213
                                                         -------------   -------------  ------------    -------------
Increase derived from capital share transactions                 8,448   $     128,713    12,230,942    $ 174,859,218
                                                         =============   =============  ============    =============

(a)  Commencement of operations.
(b) After deduction of underwriting commissions and offering costs of $7,775,000.
(c)  After deduction of underwriting commissions and offering costs of $846,000.

NOTE 8 -- CONCENTRATION OF CREDIT RISK

The Fund will normally invest at least 80% of its Managed Assets in investments offering high current income, which generally will be in the lower rating categories of recognized rating agencies. These investments are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and will generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield investments may be relatively less liquid than the market for higher-rated investments.

NOTE 9 -- RISK ASSOCIATED WITH THE USE OF LEVERAGE

The Fund's use of leverage through the issuance of preferred shares and borrowings, as well as the economic leverage inherent in certain derivatives, including credit default swaps, creates risks for holders of common shares. There is no assurance that the Fund's leveraging strategies will be successful. If the Fund issues preferred shares or borrows money to make additional investments and the income and capital appreciation from those investments exceed the dividends payable on the preferred shares or the costs of borrowing, the Fund's investment return will be greater than if leverage had not been used. However, if the dividends payable on the preferred shares or the costs of borrowing exceed the income and capital appreciation from the additional investments, the Fund would lose money and its investment return will be lower than if leverage had not been used. An increase in interest rates, which would increase the costs of leverage, may be likely because market rates of interest are currently near their lowest levels in recent years. Leverage creates risks which may adversely affect the return for holders of common shares, including:

a) the likelihood of greater volatility of net asset value and market price of the Fund's common shares;
b) the possibility either that common share income will fall if the preferred share dividend rate rises or the Fund's borrowing costs increase, and that common share income will fluctuate because of changes in the preferred share dividend rates or borrowing costs.

NOTE 10 -- INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 11 -- FEDERAL INCOME TAX INFORMATION

For the year December 31, 2004 and for the period December 31, 2003, the tax character of distributions paid was $21,569,758 and $7,751,324 of ordinary income, respectively.

As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

   Undistributed long-term capital gains         $    234,950

   Undistributed ordinary income                      483,746

   Unrealized gains                                16,228,479*

   TOTAL ACCUMULATED EARNINGS                    $ 16,947,175

* The difference between book-basis and tax-basis net unrealized gains is attributed primarily to wash sales.

A permanent difference incurred during the period ended December 31, 2004, resulting from differences in book and tax accounting due to the tax treatment for paydown gains and losses on mortgage backed securities, the tax treatment for swaps and return of capital distributions received from preferred stock, has been reclassified at year end from undistributed net income for $(960,573) to undistributed realized gain for $960,573.

ADDITIONAL INFORMATION (UNAUDITED)
TAX INFORMATION

For the dividends paid during the year ended December 31, 2004 the Fund designates $71,950 as qualified dividend income.

For corporate shareholders, 0.34% of the income dividends paid by the Fund qualifies for the dividends received deduction.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lehman Brothers First Trust Income Opportunity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lehman Brothers First Trust Income Opportunity Fund (the "Fund") as of December 31, 2004, the related statement of operations for the year then ended and statements of changes in net assets and the financial highlights for the year then ended and for the period July 28, 2003 (Commencement of Operations) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2004, the results of its operations, changes in its net assets and the financial highlights for the year then ended and for the period July 28 2003 (Commencement of Operations) to December 31, 2003, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst & Young LLP


New York, New York
February 14, 2005

DIVIDEND REINVESTMENT PLAN (UNAUDITED)

The Fund has a Dividend Reinvestment Plan (the "Plan") commonly referred to as an "opt-out" plan. Each common shareholder will have all distributions of dividends and capital gains automatically reinvested in additional common shares by Investors Bank & Trust Company, as agent for shareholders pursuant to the Plan (the "Plan Agent"), unless the shareholder elects to receive cash or unless the shares are registered in the name of a broker-dealer or other nominee (that is, in "street name") and the respective nominee does not participate in the Plan. For Plan participants, the Plan Agent will either (i) effect purchases of common shares under the Plan in the open market or (ii) distribute newly issued common shares of the Fund. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Certain broker-dealers and nominees do not permit their clients to participate in dividend reinvestment plans. Shareholders whose common shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or makes a capital gain distribution, the Plan Agent will, as agent for the participants, either (i) receive the cash payment and use it to buy common shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts or (ii) distribute newly issued common shares of the Fund on behalf of the participants. The Plan Agent will receive cash from the Fund with which to buy common shares in the open market if, on the determination date, the net asset value per share exceeds the market price per share plus estimated brokerage commissions on that date. The Plan Agent will receive the dividend or distribution in newly issued common shares of the Fund if, on the determination date, the market price per share plus estimated brokerage commissions equals or exceeds the net asset value per share of the Fund on that date. The number of shares to be issued will be computed at a per share rate equal to the greater of (i) the net asset value or
(ii) 95% of the closing market price per share on the payment date.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. Such withdrawal will be effective immediately if received not less than ten days prior to a distribution record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account. In the alternative, upon receipt of the participant's instructions, common shares will be sold and the proceeds sent to the participant less brokerage commissions and any applicable taxes.

The Plan Agent maintains each shareholder's account in the Plan and furnishes confirmations of all acquisitions made for the participant. Common shares in the account of each Plan participant will be held by the Plan Agent on behalf of the participant. Proxy material relating to shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

In the case of shareholders, such as banks, brokers or nominees, which hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan.

The Plan Agent's fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

The automatic reinvestment of dividends and other distributions will not relieve participants of any income tax that may be payable or required to be withheld on such dividends or distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to: Investors Bank & Trust Company, 200 Clarendon Street, Mail Stop OPS22, Boston, MA 02116 (Telephone) 800-988-5196.

TRUSTEES AND OFFICERS TABLE (UNAUDITED)

Set forth below is information about the Trustees. The address for each Trustee is Lehman Brothers Asset Management Inc.,
399 Park Avenue, New York, NY 10022.

INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                                                               OVERSEEN IN     OTHER
                                                                                               LEHMAN          TRUSTEESHIPS
                                                                                               BROTHERS        HELD OUTSIDE OF
                                                                                               ASSET           LEHMAN
                                        LENGTH OF                                              MANAGEMENT      BROTHERS ASSET
NAME AND DATE OF            POSITION    TIME          PRINCIPAL OCCUPATIONS FOR LAST FIVE      FUNDS           MANAGEMENT
BIRTH                       WITH FUND   SERVED        YEARS                                    COMPLEX         FUNDS COMPLEX
General James E. Dalton,    Trustee     Trustee       Board of Directors, Chair of the Audit         1         None
USAF (Retired)                          since 2003    Committee at William Lyon Homes, a
10/17/1930                                            home building business (since 1991);
                                                      Director of Defense Group Inc., a
                                                      defense business (since 1999);
                                                      formerly Director of Finance America,
                                                      a mortgage business (2002-2004);
                                                      formerly, Vice President of Logicon
                                                      Inc., a wholly-owned subsidiary of
                                                      Northrop Grumman (1985-1998); General
                                                      Manager of Logicon's Defense
                                                      Technology Group (1995-1998).

Margaret M. (Peggy) Eisen   Trustee     Trustee       Managing Director and Chief Investment         1         Director, Chair
6/19/1953                               since 2003    Officer of EAM International, LLC, an                    of Compensation
                                                      investment banking and asset                             Committee, and
                                                      management firm (since 2003);                            Member of the
                                                      formerly, Managing Director of                           Audit Committee
                                                      DeGuardiola Advisors, an investment                      of Antigenics
                                                      bank specializing in mergers and                         Corporation, a
                                                      acquisitions of investment management                    bio-pharmaceutical
                                                      firms (2001-2002); Managing Director                     company (since
                                                      of North American Equities of General                    2003); Trustee
                                                      Motors Investment Management                             of Columbia
                                                      Corporation (1995-2001).                                 Acorn family of
                                                                                                               Wanger Asset
                                                                                                               Management (six
                                                                                                               portfolios under
                                                                                                               management)
                                                                                                               (since 2002).

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                                                               OVERSEEN IN     OTHER
                                                                                               LEHMAN          TRUSTEESHIPS
                                                                                               BROTHERS        HELD OUTSIDE OF
                                                                                               ASSET           LEHMAN
                                        LENGTH OF                                              MANAGEMENT      BROTHERS ASSET
NAME AND DATE OF            POSITION    TIME          PRINCIPAL OCCUPATIONS FOR LAST FIVE      FUNDS           MANAGEMENT
BIRTH                       WITH FUND   SERVED        YEARS                                    COMPLEX         FUNDS COMPLEX
Michael M. Knetter          Trustee     Trustee       Dean of the University of                      1         None
4/8/1960                                since 2003    Wisconsin-Madison School of Business
                                                      (since 2002); formerly, Professor of
                                                      International Economics and Associate
                                                      Dean at the Amos Tuck School of
                                                      Business -- Dartmouth College
                                                      (1997-2002).

Eugene A. Matthews          Trustee     Trustee       President of Nintai, Incorporated, an          1         None
11/9/1958                               since 2003    investment advisory firm (since 1997);
                                                      formerly, Senior Fellow of Asia
                                                      Studies for the Council of Foreign
                                                      Relations (2001-2003); founding and
                                                      general Partner of Apax-Globis Japan,
                                                      Inc., a private equity investment firm
                                                      (1998-present); formerly
                                                      Founder/President of Ashta
                                                      International, a Vietnamese investment
                                                      firm (1989).

George W. Morriss           Trustee     Trustee       Executive Vice President and Chief             1         None
9/24/1947                               since 2003    Financial Officer of People's Bank, a
                                                      financial services company (1991-2001).

INTERESTED TRUSTEES:

Stephanie E. Dolan          Trustee     Trustee       Senior Vice President of Lehman                1         None
4/4/1963                                since 2003    Brothers Inc.; Controller of Lehman
                                                      Brothers Asset Management.

Scott Hall                  Trustee     Trustee       Managing Director of First Trust               1         None
1/12/1957                               since 2003    Advisors L.P. and First Trust
                                                      Portfolios L.P. (since 1992).

Kurt A. Locher              Trustee     Trustee       Managing Director of Lehman Brothers           1         None
5/9/1966                                since 2003    Inc. (since 1998); Managing Director
                                                      of Lehman Brothers Asset Management
                                                      (since 2003); Vice President of
                                                      Lincoln Capital (since 2003); formerly
                                                      Director of BNC Mortgage Inc.
                                                      (2000-2004), Finance America LLC
                                                      (1999-2004), and TrueLink Inc.
                                                      (1999-2004); formerly, President of
                                                      Lehman Brothers Bank, F.S.B. (1999);
                                                      and Senior Vice President of Lehman
                                                      Brothers Inc. (1995-1998).

Set forth below is information about the officers of the Fund. Each officer serves for a one-year term. The address for each officer is Lehman Brothers Asset Management Inc., 399 Park Avenue, New York, NY 10022.

NAME AND DATE OF            POSITION
BIRTH                       WITH FUND   PRINCIPAL OCCUPATION FOR LAST FIVE YEARS
Bradley Tank                President   Chief Executive Officer of Lehman Brothers Asset Management; Managing Director and
9/29/1957                               Global Head of Fixed Income Asset Management for Lehman Brothers (since 2002);
                                        formerly, Director of Fixed Income for Strong Capital Management in Menomonee Falls,
                                        Wisconsin (1990-2002).

Edward Grieb                Treasurer   Chief Financial Officer of Lehman Brothers Asset Management; Managing Director (since
9/22/1961                               2003) and Assistant Controller for Lehman Brothers (since 1997).

Jonathan Morris             Secretary   Senior Vice President of Lehman Brothers Asset Management; Senior Vice President and
3/1/1956                                General Counsel for Lehman Brother's Wealth and Asset Management business, including
                                        Lehman Brothers Private Client Services Division and asset management and investment advisory business (since 1997).

The Fund's Statement of Additional Information includes additional information about the Trustees of the Fund and is available without charge, upon request, by calling 1-800-988-5196 or visiting the Fund's website at www.lbftincomeopportunity.com.

A description of the Fund's proxy voting policies and procedures is available
(1) on the Fund's website at www.lbftincomeopportunity.com and (2) on the Commission's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2004 is available (1) on the Fund's website www.lbftincomeopportunity.com and (2) on the Commission's website at www.sec.gov.

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on June 23, 2004.

The Fund files a complete schedule of investments with the Commission for the first and third quarters of its fiscal year on Form N-Q, which when filed will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission Public Reference Room, which may be obtained by calling 1-800-SEC-0330.

                                       29
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                                 LEHMAN BROTHERS

(C)2004 Lehman Brother Inc. All Rights Reserved. LB10183
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ITEM 2. CODE OF ETHICS.

For the year ended December 31, 2004, there were no amendments to a provision of the code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this Form N-CSR under Item 11(a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees designated George Morriss as the Registrant's Audit Committee Financial Expert. George Morriss is deemed "independent" for purposes of this item because (i) he does not accept directly or indirectly any consulting, advisory, or compensatory fee from the issuer (other than in his capacity as a committee member or a member of the board of trustees); and (ii) he is not an "interested person" of the Registrant as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) AUDIT FEES: The aggregate fees billed by the Registrant for professional services rendered by its independent auditors, Ernst & Young LLP, for the audit of the Registrant's annual financial statements for the year ended 2004 were $36,400. The aggregate fees billed by the Registrant for professional services rendered by its independent auditors, Ernst & Young LLP, for the audit of the Registrant's annual financial statements and for the initial seed audit for 2003 were $35,000 and $8,400, respectively.
         (b) AUDIT RELATED FEES: The aggregate fees billed by the Registrant for professional services rendered by its independent auditors, Ernst & Young LLP, for the review of related filing of Form N-2 for the years ended 2004 and 2003 were none and $16,800, respectively.
         (c) TAX FEES: The aggregate fees accrued for professional services rendered by Ernst & Young LLP for tax compliance, tax advice, and tax planning for the years ended 2004 and 2003 were $4,200 and $4,000, respectively. Such services included the preparation of the year-end tax provision and excise tax work.
         (d) ALL OTHER FEES: The aggregate fees billed by the Registrant for professional services rendered by its independent auditors, Ernst & Young LLP, for the initial and year end agreed upon procedures reporting for the preferred shares for years ended 2004 and 2003 were $5,400 and $10,000, respectively.
         (e) (1) The Registrant's Audit Committee pre-approved the provision of audit and non-audit services by Ernst & Young LLP for the fiscal years ended December 31, 2004 and December 31, 2004. The Registrant has not delegated the pre-approval of audit and non-audit services to a member of the audit committee. Rather, any action of the audit committee with respect to the pre-approval process requires the vote of a majority of the audit committee members present, whether in person or otherwise, at the meeting at which such action is considered. One member of the audit committee shall constitute a quorum for the purpose of taking any action.
              (2)The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

              (b) 100%

              (c) 100%

              (d) 100%

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         (f)  Not applicable.
         (g) Aggregate non-audit fees billed to the Registrant by the Registrant's accountant for the fiscal years ended December 31, 2004 and 2003 were $9,600 and $30,800, respectively. Aggregate non-audit fees billed to the Investment Adviser or Sub-Adviser by the Registrant's accountant were $0 and $0 for the fiscal years ended December 31, 2004 and 2003, respectively.
         (h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Board of Trustees of the Registrant established an audit committee for the purpose of overseeing the accounting and financial reporting processes of the Registrant and audits of the financial statements of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

To be eligible to serve as a member of the Registrant's audit committee, a trustee must be an "Independent Trustee," which term shall mean a Trustee (i) who is not an "interested person," as that term is defined in Section 2(a)(19) of the 1940 Act, as amended of the Registrant; and (ii) who has not accepted directly or indirectly any consulting, advisory, or other compensatory fee from the Registrant (other than fees for serving as a trustee or committee member).

The Registrant's Audit Committee Members are:
James E. Dalton
Margaret M. Eisen
Michael M. Knetter
Eugene A. Matthews
George Morriss

ITEM 6.  SCHEDULE OF INVESTMENTS

    Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of the Registrant has delegated to the Registrant's sub-advisor (the "Sub-Advisor") the authority to vote proxies on behalf of the Fund and has approved the Sub-Advisor's proxy voting guidelines and procedures. A copy of the Sub-Advisor's proxy voting procedures and guidelines are filed with this Form N-CSR under Item 11(b).

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

    Not applicable to this registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

    None.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the

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     period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a) Sox Code of Ethics is attached.

     (b) Proxy voting procedures and guidelines are attached.

     (c) Section 302 Certification letters are attached.

     (d) Section 906 Certifications are attached.

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     Pursuant to the requirements of the Exchange Act and the 1940 Act, the
Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    Lehman Brothers First Trust Income Opportunity Fund


    By:  /S/ Bradley Tank
  ------------------------------------------------------
    Bradley Tank, President/Chief Executive Officer
    Date:   March 9, 2005


     Pursuant to the requirements of the Exchange Act and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


     By: /S/ Bradley Tank
   -----------------------------------------------------------------
     Bradley Tank, President/Chief Executive Officer
     Date:   March 9, 2005


     By: /S/ Edward Grieb
   -----------------------------------------------------------------
     Edward Grieb, Treasurer/Chief Financial Officer
     Date:  March 9, 2005